Investment in Equity Method Investee	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Investment in Equity Method Investee
7. Investment in equity method investee
On October 17, 2016, the Company made a commitment to invest RMB 190 million in cash for 45.9% of the equity interest in Ganzhou QuCampus Technology Co., Ltd (“Ganzhou QuCampus”) which mainly operates computer services, advisory, and online merchandise services. As the Company has significant influence over Ganzhou QuCampus, Ganzhou QuCampus was accounted for as an equity method investment. The Company’s share of loss in Ganzhou QuCampus for the year ended December 31, 2020 was RMB 3 million, which was recognized in the consolidated statements of comprehensive income. Due to the impact of
COVID-19,
Ganzhou QuCampus ceased operations in 2020 and the company recognized an impairment of RMB 20 million as of December 31, 2020. In 2021, Ganzhou QuCampus has been dissolved and cancelled its registration according to law.

On June 3, 2020, the Company agreed to acquire up to 10,204,082 Class A ordinary shares of Secoo Holding Limited for a price of US$ 9.80 per Class A ordinary share. The total aggregate purchase price was
US$ 100
million. Secoo Holding Limited operates an integrated online and offline platform that sells high-end
lifestyle products and services and its American depositary shares (“ADS”) are listed on the NASDAQ under the code “SECO”. Two ADS represents one Class A ordinary share. The transaction was closed on June 17, 2020. The Company determined that it has significant influence of SECO. The aggregate Class A ordinary shares purchased by the Company represente
d 28.89% of the total ordinary shares, and the Company’s Vice President, Ms. Qi Zhu, was appointed to SECO’s Board. The Company elected to measure SECO at fair value. The Company ceases equity method accounting for SECO as the company represent less than 20% voting share and Qi Zhu resigned from the post of director as of December 28, 2021. SECO is accounted as long-term investment measured at fair value as of December 31, 2021. Changes in fair value of RMB 366,344,810 and RMB 251,634,432 (US$ 39,486,934) was recorded through the consolidated statement of comprehensive income for the year ended December 31, 2020 and for the period from January 1, 2021 to December 28, 2021, respectively. The fair value of SECO was RMB 306,275,523 as of December 31, 2020, based on the last quoted share price.
S-X
4-08(g)
disclosures for the periods from June 17 to December 31, 2020 and January 1 to December 28, 2021 are not presented because SECO’s summarized financial information are unavailable when the Company’s financial statements are issued.